SUPPLEMENTAL CASH FLOW INFORMATION - Schedule of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	$ 46,762	$ 46,458
Restricted cash	10,000	3,000
Total cash, cash equivalents, and restricted cash	$ 56,762	$ 49,458